Fair value of financial instruments - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 50,364	$ 66,020
Investment securities	561,788	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	309,683	350,803
Deposits
Personal	529,740	522,139
Business and government	946,314	839,670
Bank	39,562	47,722
Deposits	1,515,616	1,409,531
Obligations related to assets sold under repurchase agreements and securities loaned	289,516	305,321
Subordinated debentures	13,961	13,546
Level 3 [member]
Loans
Fair value	5,380	5,404
Deposits
Financial liabilities	1,648	1,699
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	9,909	12,024
Assets purchased under reverse repurchase agreements and securities borrowed	72,713	54,331
Loans
Retail	83,459	79,960
Wholesale	8,135	16,022
Financial assets, excluding other financial assets	91,594	95,982
Other assets	57,685	49,414
Fair value	231,901	211,751
Deposits
Personal	289,651	273,228
Business and government	504,918	443,077
Bank	23,643	23,942
Deposits	818,212	740,247
Obligations related to assets sold under repurchase agreements and securities loaned	46,109	34,658
Other liabilities	53,331	51,561
Financial liabilities	917,652	826,466
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	98,728	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	10,757	12,161
Loans
Retail	564,954	539,360
Wholesale	374,416	329,539
Financial assets, excluding other financial assets	939,370	868,899
Other assets	802	679
Fair value	1,049,657	978,075
Deposits
Personal	198,993	216,942
Business and government	274,212	241,671
Bank	13,014	13,241
Deposits	486,219	471,854
Obligations related to assets sold under repurchase agreements and securities loaned	491
Other liabilities	4,962	18,289
Subordinated debentures	13,887	13,602
Financial liabilities	505,559	503,745
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	115	68
Loans
Fair value	115	68
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	98,613	96,268
Assets purchased under reverse repurchase agreements and securities borrowed	10,757	12,161
Loans
Retail	558,699	533,708
Wholesale	365,890	321,684
Financial assets, excluding other financial assets	924,589	855,392
Other assets	552	412
Fair value	1,034,511	964,233
Deposits
Personal	198,695	216,675
Business and government	273,643	241,204
Bank	13,000	13,241
Deposits	485,338	471,120
Obligations related to assets sold under repurchase agreements and securities loaned	491
Other liabilities	4,714	1,983
Subordinated debentures	13,887	13,602
Financial liabilities	504,430	486,705
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Loans
Retail	6,255	5,652
Wholesale	8,526	7,855
Financial assets, excluding other financial assets	14,781	13,507
Other assets	250	267
Fair value	15,031	13,774
Deposits
Personal	298	267
Business and government	569	467
Bank	14
Deposits	881	734
Other liabilities	248	16,306
Financial liabilities	1,129	17,040
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	9,909	12,024
Investment securities	98,728	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	83,470	66,492
Loans
Retail	648,413	619,320
Wholesale	382,551	345,561
Financial assets, excluding other financial assets	1,030,964	964,881
Other assets	58,487	50,093
Fair value	1,281,558	1,189,826
Deposits
Personal	488,644	490,170
Business and government	779,130	684,748
Bank	36,657	37,183
Deposits	1,304,431	1,212,101
Obligations related to assets sold under repurchase agreements and securities loaned	46,600	34,658
Other liabilities	58,293	69,850
Subordinated debentures	13,887	13,602
Financial liabilities	$ 1,423,211	$ 1,330,211